Deposits by Customers (Tables)	6 Months Ended
Jun. 30, 2023
Deposits from customers [abstract]
Schedule of Deposits by Customers

	30 June 2023	31 December 2022
	£m	£m
Demand and time deposits(1)	183,637	189,587
Amounts due to other Santander UK Group Holdings plc subsidiaries	65	67
Amounts due to Santander UK Group Holdings plc(2)	3,126	4,759
Amounts due to fellow Banco Santander subsidiaries and joint ventures	1,106	1,155
	187,934	195,568
(1)Includes capital amount guaranteed / protected equity index-linked deposits of £364m (2022: £408m).
(2)Includes downstreamed funding from our immediate parent company Santander UK Group Holdings plc.